HCM Dividend Sector Plus Fund

Class A Shares HCMNX

Class A1 Shares HCMWX

Class I Shares HCMQX

Investor Class Shares HCMPX

HCM Tactical Growth Fund

Class A Shares HCMGX

Class I Shares HCMIX

Investor Class Shares HCMDX

HCM Income Plus Fund

Class A Shares HCMEX

Investor Class Shares HCMKX

Class I Shares HCMLX

(the “Funds”)

each a series of Northern Lights Fund Trust III

Supplement dated June 20, 2025 to the Prospectus and Statement of Additional

Information (the “SAI”) dated November 1, 2024, as previously supplemented

______________________________________________________________________

Effective July 21, 2025, the names of the Funds will change as set forth below:

Current Fund Name		New Fund Name
HCM Dividend Sector Plus Fund	à	HCM Sector Plus Fund
HCM Income Plus Fund	à	HCM Multi-Asset Plus Fund
HCM Tactical Growth Fund	à	HCM Tactical Plus Fund

Accordingly, all references to “HCM Dividend Sector Plus Fund”, “HCM Income Plus Fund” and “HCM Tactical Growth Fund” in the Funds’ Prospectus and SAI are deleted and replaced with “HCM Sector Plus Fund”, “HCM Multi-Asset Plus Fund” and “HCM Tactical Plus Fund”, respectively.

_________________________________

You should read this Supplement in conjunction with the Funds’ Prospectus and SAI dated November 1, 2024. This Supplement provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Funds toll-free at 1-855-969-8464.

Please retain this Supplement for future reference.